Schedule of Cash Flow (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net cash (used in)/generated from operating activities	¥ (2,324)	¥ (8,645)
Net cash generated from/(used in) investing activities	(221)	17,377
Net cash generated from/(used in) financing activities	7,890	44,876
Net increase in cash and cash equivalents	2,912	53,198
Subsidiaries [Member]
Cash flows from operating activities:
Net cash (used in)/generated from operating activities	24,018	(11,686)
Net cash generated from/(used in) investing activities	(221)	3,060
Net cash generated from/(used in) financing activities	(9,900)	16,419
Net increase in cash and cash equivalents	13,897	7,793
Subsidiaries [Member] | Intra Group Companies [Member]
Cash flows from operating activities:
Net cash (used in)/generated from operating activities	31,908	(60,601)
Net cash generated from/(used in) financing activities		(3,457)
Subsidiaries [Member] | External Parties [Member]
Cash flows from operating activities:
Net cash (used in)/generated from operating activities	(7,890)	48,915
Net cash generated from/(used in) investing activities	(221)	3,060
Net cash generated from/(used in) financing activities	¥ (9,900)	¥ 19,876